UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08295

New Providence Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)	(Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

Wisdom Fund

Schedule of Investments
(Unaudited)

As of February 28, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 93.00%

Consumer Discretionary - 16.40%
*	Carmax Inc	3,000	$ 28,290
	Comcast Corp - Cl. A	2,250	29,385
	Gannett Co Inc	1,000	3,240
	Home Depot Inc	7,000	146,230
	Lowe's Cos Inc	1,000	15,840
	McDonald's Corp	3,500	182,875
*	Mohawk Industries Inc	11,495	259,672
	NIKE Inc - Cl. B	8,200	340,546
	The Sherwin-Williams Co	3,970	182,421
	The Washington Post Co - Cl. B	520	187,455
	WABCO Holdings Inc	2,063	20,878
	Yum! Brands Inc	8,300	218,124
			1,614,956
Consumer Staples - 28.46%
μ	Cia de Bebidas das Americas	2,000	80,920
	Costco Wholesale Corp	3,500	148,190
μ	Diageo PLC	3,000	139,470
	Kraft Foods Inc - Cl. A	4,000	91,120
	PepsiCo Inc	5,000	240,700
	Procter & Gamble Co	14,295	688,590
	The Coca-Cola Co	22,430	916,266
	Wal-Mart Stores Inc	10,100	497,324
			2,802,580
Energy - 9.28%
	ConocoPhillips	2,164	80,825
	Consol Energy Inc	2,000	54,500
	Energy Transfer Partners LP	3,000	108,630
	Enterprise Products Partners LP	3,500	75,530
	Kinder Morgan Energy Partners LP	4,000	184,440
	Linn Energy LLC	12,100	181,621
μ	Petroleo Brasileiro SA	1,800	49,914
*	Southwestern Energy Co	4,000	115,080
	XTO Energy Inc	2,000	63,320
			913,860
Financials - 19.13%
	American Express Co	39,750	479,385
	M&T Bank Corp	2,030	74,298
	Moody's Corp	6,410	115,059
	SunTrust Banks Inc	500	6,015
*	The Progressive Corp	1,000	11,570
	Torchmark Corp	1,000	20,600
	US Bancorp	3,000	42,930

			(Continued)

Wisdom Fund

Schedule of Investments
(Unaudited)

As of February 28, 2009
		Shares	Value (Note 1)

Financials - (continued)
	Wells Fargo & Co	41,744	$ 505,102
	Wesco Financial Corp	386	94,281
	White Mountains Insurance Group Ltd	2,700	534,627
			1,883,867
Health Care - 5.37%
*	Five Star Quality Care Inc	4	6
μ	GlaxoSmithKline PLC	3,000	90,390
	Johnson & Johnson	6,000	300,000
μ	Sanofi-Aventis SA	1,000	25,620
	UnitedHealth Group Inc	4,000	78,600
*	WellPoint Inc	1,000	33,920
			528,536
Industrials - 8.50%
	Burlington Northern Santa Fe Corp	5,000	293,850
	Flowserve Corp	1,000	50,470
*	Foster Wheeler AG	2,000	30,080
	General Electric Co	3,000	25,530
	Ingersoll-Rand Co Ltd - Cl. A	1,963	27,835
*	Iron Mountain Inc	1,275	23,690
	Kennametal Inc	6,000	97,920
	Norfolk Southern Corp	2,000	63,440
	SPX Corp	1,000	44,280
	Union Pacific Corp	2,000	75,040
	United Parcel Service Inc - Cl. B	2,000	82,360
*	USG Corp	4,000	23,080
			837,575
Materials - 0.78%
μ	Cia Siderurgica Nacional SA	2,000	26,420
μ	POSCO	1,000	50,170
			76,590
Utilities - 5.08%
μ	CPFL Energia SA	2,500	98,000
	FPL Group Inc	6,800	308,244
*	NRG Energy Inc	5,000	94,500
			500,744

	Total Common Stocks (Cost $14,618,894)		9,158,708

			(Continued)

Wisdom Fund

Schedule of Investments
(Unaudited)

As of February 28, 2009
		Shares	Value (Note 1)

EXCHANGE TRADED FUNDS - 7.87%
	iShares iBoxx $ High Yield Corporate Bond Fund	500	$ 33,625
	iShares iBoxx Investment Grade Corporate Bond Fund	6,500	612,040
	iShares S&P US Preferred Stock Index Fund	5,000	95,550
	SPDR Barclays Capital High Yield Bond ETF	1,200	33,972

	Total Exchange Traded Funds (Cost $871,267)		775,187

INVESTMENT COMPANY (Closed-End Fund) - 0.56%
	John Hancock Preferred Income Fund, 11.10%	5,000	56,000

	Total Investment Company (Closed-End Fund) (Cost $59,857)		56,000

Total Value of Investments (Cost $15,550,018) - 101.43%			9,989,895

Liabilities in Excess of Other Assets - (1.43)%			(140,862)

Net Assets - 100%			9,849,033

*	Non-income producing investment
μ	American Depositary Receipt

The following acronyms are used in this portfolio:
LLC - Limited Liability Company
L.P. - Limited Partner
PLC - Public Limited Company (British)
SA - Sociedades Anônimas (Brazil)
SA - Société Anonyme (France)
AG - Aktiengesellschaft (Switzerland)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$ 307,562
Aggregate gross unrealized depreciation			(5,867,685)

	Net unrealized depreciation		$ (5,560,123)

			(Continued)

Wisdom Fund

Schedule of Investments
(Unaudited)

As of February 28, 2009

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	16.40%	$ 1,614,956
Consumer Staples	28.46%	2,802,580
Energy	9.28%	913,860
Financials	19.13%	1,883,867
Health Care	5.37%	528,536
Industrials	8.50%	837,575
Materials	0.78%	76,590
Utilities	5.08%	500,744
Other	8.43%	831,187
Total	101.43%	$ 9,989,895

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

			(Continued)

Wisdom Fund

Schedule of Investments
(Unaudited)

As of February 28, 2009

Note 1 - Investment Valuation (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$ 9,989,895
Level 2	-
Level 3	-
Total	$ 9,989,895

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust

By: (Signature and Title)	/s/ C. Douglas Davenport C. Douglas Davenport Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ C. Douglas Davenport C. Douglas Davenport Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer New Providence Investment Trust

Date: April 27, 2009